Share buy-back plans (Details)		12 Months Ended					60 Months Ended
	May 01, 2012 programme	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 02, 2019 USD ($) shares	Dec. 06, 2018 shares	Feb. 15, 2018 shares
Class of Stock [Line Items]
Number of programs authorized | programme	2
Period in force	12 months
Number of shares authorized to be repurchased (up to) (in shares)		2,928,788					2,928,788
2018 Common Share Buy-Back Program
Class of Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)									2,500,000	1,000,000.0
2019 Common Share Buy-Back Program
Class of Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)								3,500,000
Common share repurchase program, remaining authorized repurchase amount | $								$ 125,000,000
Common Share Buy-Back Program
Class of Stock [Line Items]
Acquired number of shares (in shares)		2,293,788	1,254,212	0	97,053	250,371	3,895,424
Average cost per share (in dollars per share) | $ / shares		$ 35.55	$ 38.62	$ 0	$ 16.36	$ 19.42	$ 35.02
Total cost | $		$ 81,534,076	$ 48,442,768	$ 0	$ 1,588,189	$ 4,862,248	$ 136,427,281